Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

8. EQUITY

Ordinary Shares

As of December 31, 2024, the Company has been authorized to issue 100,000,000 shares of Class A Ordinary Shares and 10,000,000 Class B Ordinary Shares. As of December 31, 2024, the Company had 34,536,384 shares of Class A Ordinary Shares and 5,933,700 shares of Class B Ordinary Shares issued and outstanding.

For the three and six months ended June 30, 2025, the Company issued an aggregated 66,000 and 181,377 shares of Class A Ordinary Shares stocks to certain service providers, and recognized services expenses of $52,500 and $228,300 in the account of general and administrative expenses.

On February 18, 2025, the Company entered into an At The Market Offering Agreement (the “Agreement”) with H.C. Wainwright & Co., LLC (the “Manager”) pursuant to which the Company may offer and sell, from time to time, through the Manager, Class A Ordinary Shares, par value $0.001 per share (the “Shares”), having an aggregate offering price of up to $20,000,000. For the three months ended June 30, 2025, the Company sold 392,910 shares of Class A Ordinary Share and raised net proceeds of $357,000. For the six months ended June 30, 2025, the Company sold 392,910 shares of Class A Ordinary Share and raised net proceeds of $357,000. On March 10, 2025, the Company sold 5,800 shares of Class A Ordinary Share to the Manager as reimbursement for Manager’s counsel’s fees in connection with each due diligence update session.

For the six months ended June 30, 2025, the Company also issued 182,600 restricted stock units to the Company’s management and staff under the Amended and Restated 2021 Equity Incentive Plan, all of which have vested. For the three and six months ended June 30, 2025, the Company recognized share-based compensation expenses of $50,500 and 161,700, respectively.

As of June 30, 2025, the Company had 35,299,071 shares of Class A Ordinary Shares and 5,933,700 shares of Class B Ordinary Shares issued and outstanding.

Warrants

In connection with the private placement closed on January 17, 2024, the Company issued 2,490,000 warrants to certain investors. Each warrant entitling the holder to purchase one share of common stock at an exercise price of $1.50 per share at any time for a period of up to five (5) years starting six (6) months from the issuance date at which time the warrants will expire. No fractional shares of warrants will be issued in connection with any exercise. The number of warrants and the price of warrant may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations, As the warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On January 17, 2024, the relative fair value of the warrants was $1,867,400, calculated using the Black-Scholes pricing model with the following assumptions:

As of January 17, 2024
Risk-free rate of return	4.02%
Estimated volatility rate	99.86%
Dividend yield	0%
Spot price of underling ordinary share	$2.8
Exercise price	$1.5
Relative fair value of warrant	$1,867,400

In connection with the private placement closed on August 5, 2024, the Company issued (i) Series A common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share; and (iv) Series B common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share. The Series A common stock warrants will expire twenty-four months following the issuance date and the Series B common stock warrants will expire five and one-half years following the issuance date. No fractional shares of warrants will be issued in connection with any exercise. The number of both series of warrants and the price of warrants may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations. As both series of warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On August 5, 2024, the relative fair value of the Series A common stock warrants and Series B common stock warrants were $26,720 and $88,766, respectively, calculated using the Black-Scholes pricing model with the following assumptions:

	August 5, 2024
	Series A Warrants	Series B Warrants
Risk-free rate of return	3.89%	3.62%
Estimated volatility rate	136.12%	166.01%
Dividend yield	0%	0%
Spot price of underling ordinary share	$2.07	$2.07
Exercise price	$2.20	$2.20

In addition, the Company also issued pre-funded warrants to purchase 340,909 shares at an exercise price of $0.001 per pre-funded warrant. The investors exercised the pre-funded warrants in September 2024 and the Company issued 340,909 shares of common stocks.

As of June 30, 2025, the Company had outstanding warrants to purchase up to 3,853,636 Class A Ordinary Shares.